Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities
8.	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
		(Unaudited)
Accrued service fees(1)	2,034	2,085
Payables to employees	13	6
Accrued payroll and welfare	807	676
Other tax payables(2)	12,932	25,470
Deposit payables	155	155
Payables for equipment(3)	2,929	1,859
Others(4)	268	178
Total accrued expenses and other current liabilities	19,138	30,429

(1)	Accrued service fees represent service fees mainly includes professional services expenses, information technology service expenses and other expenses related to the daily operation.

(2)	Other tax payable mainly includes accrued output VAT payable.

(3)	Equipment-related accounts payable primarily cover operation and maintenance costs and service charges.

(4)	Others mainly including daily reimbursement expenses.